Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following:

	For the Year Ended December 31,
	2011	2010
Furniture and equipment	$1,076,225	$938,535
Leasehold improvements	727,570	705,909
Other	71,766	71,983
	1,875,561	1,716,427
Less accumulated depreciation	1,117,814	892,325

	$757,747	$824,102